Note 15 - Discontinued Operations (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Schedule of non-current assets held for sale and discontinued operations [text block]
	As at	As at
	June 30, 2020	March 31, 2020
ASSETS
Current assets
Cash and cash equivalents	$1,222	$898
Current trade and other receivables	997	4,978
Income taxes recoverable	12	12
Other current assets	599	1,140
	2,830	7,028
Non-current assets
Property and equipment	37	38
Intangible assets	535	545
ASSETS CLASSIFIED AS HELD FOR SALE	$3,402	$7,611

Liabilities
Current liabilities
Trade and other payables	$2,117	$4,823
Deferred revenue	81	83
LIABILITIES CLASSIFIED AS HELD FOR SALE	$2,198	$4,906